Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share Based Compensation Expense by Type of Award

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Share options	33,912	39,008	51,054	7,847
Non-vested restricted shares	33,760	40,163	42,581	6,544
Total share-based compensation	67,672	79,171	93,635	14,391

Black Scholes Pricing Model Assumptions used to Estimate Fair Value of Options Granted

The Group uses the Black-Scholes pricing model and the following assumptions to estimate the fair value of the options granted or modified:

	2015	2016	2017
Average risk-free rate of return	1.73%	1.14%	1.93%
Weighted average expected option life	6.1 years	6.1 years	6.1 years
Estimated volatility	54.1%	55.8%	68.8%
Average dividend yield	Nil	Nil	Nil

Summary of Stock Option Activity

The following table summarizes option activity during the year ended December 31, 2017:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
		RMB		RMB
Outstanding as of January 1, 2017	822,218	233.37	7.8	76,644
Granted	135,850	298.25
Exercised	(203,174)	94.23
Forfeited	(65,064)	195.46
Outstanding as of December 31, 2017	689,830	273.20	7.3	55,611
Vested and expected to vest as of December 31, 2017	583,872	273.20	7.3	47,069
Exercisable as of December 31, 2017	214,706	306.54	8.2	7,639

Summary of Non Vested Restricted Share Activity

A summary of non-vested restricted share activity during the year ended December 31, 2017 is presented below:

Non-vested restricted shares	Number of non-vested restricted shares	Weighted-average grant-date fair value
		RMB
Non-vested as of January 1, 2017	215,188	297.69
Granted	209,050	374.15
Vested	(115,995)	341.59
Forfeited	(16,654)	336.16
Non-vested as of December 31, 2017	291,589	319.03